Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment
Net revenues	$ 254,745	$ 199,408	$ 160,017
Cost of revenues	(181,482)	(142,703)	(120,897)
Gross profit	73,263	56,705	39,120
Marketing Solutions
Segment
Net revenues	225,852	188,972	160,017
Gross profit	52,935	48,996	39,120
Marketing Solutions | Sales agent
Segment
Net revenues	5,834	6,563	8,671
Gross profit	5,834	6,563	8,671
Marketing Solutions | Cost-plus
Segment
Net revenues	26,738	17,146	12,192
Gross profit	26,738	17,146	12,192
Marketing Solutions | Specified actions
Segment
Net revenues	193,280	165,263	139,154
Cost of revenues	(172,917)	(139,976)	(120,897)
Gross profit	20,363	25,287	18,257
Enterprise Solutions
Segment
Net revenues	254,745	199,408	160,017
Cost of revenues	(181,482)	(142,703)	(120,897)
Gross profit	73,263	56,705	$ 39,120
Enterprise Solutions | SaaS products offering
Segment
Net revenues	28,893	10,436
Cost of revenues	(8,565)	(2,727)
Gross profit	$ 20,328	$ 7,709